FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENTS
Summary of financial assets and financial liabilities measured and recorded at fair value on recurring basis

As of December 31, 2024
		Observable	Non-observable
	Active market	input	input
	(Level 1)	(Level 2)	(Level 3)	Total
Asset:
Receivable for Bitcoin collateral	—	84,838,573	—	84,838,573

As of December 31, 2025
		Observable	Non-observable
	Active market	input	input
	(Level 1)	(Level 2)	(Level 3)	Total
Asset:
Receivable for Bitcoin collateral	—	663,985,014	—	663,985,014